THE VANTAGEPOINT FUNDS

Vantagepoint Inflation Focused Fund

Vantagepoint Growth & Income Fund

Vantagepoint Select Value Fund

Vantagepoint Discovery Fund

Supplement dated February 12, 2016 to the Prospectus dated May 1, 2015, as revised January 4, 2016 and as supplemented

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

VANTAGEPOINT INFLATION FOCUSED FUND

Rajen Jadav no longer serves as a portfolio manager to the portion of the Vantagepoint Inflation Focused Fund managed by AllianceBernstein LP (“AB”).

As a result of this change, information relating to Mr. Jadav is hereby deleted from the tables related to AB in the respective sections entitled “Subadvisers” on page 7 of the Prospectus and “Subadvisers and Portfolio Managers” on pages 130 of the Prospectus.

VANTAGEPOINT GROWTH & INCOME FUND

The investment subadvisory agreement by and between The Vantagepoint Funds, on behalf of the Vantagepoint Growth & Income Fund (“Growth & Income Fund”), Vantagepoint Investment Advisers, LLC and Fiduciary Management, Inc. (“FMI”) was amended effective January 28, 2016 to include a revised fee schedule.

As a result of this fee schedule amendment, the following replaces the information related to the Growth & Income Fund found in the “Annual Fund Operating Expenses” table and “Example” on page 15 of the Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	T Shares	Investor Shares
Management fees[1]	0.44%	0.44%
Other expenses	0.13%	0.38%
Total annual fund operating expenses[1]	0.57%	0.82%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
T Shares	$58	$183	$318	$714
Investor Shares	$84	$262	$455	$1,014

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VANTAGEPOINT SELECT VALUE FUND

Paul M. VeZolles, a portfolio manager to the portion of the Vantagepoint Select Value Fund managed by WEDGE Capital Management, L.L.P. (“WEDGE”), retired from the firm and, therefore, no longer serves as a portfolio manager.

As a result of this change, the following should replace the table related to WEDGE in the section titled “Management — Subadvisers” on page 23 of the Prospectus.

Name	Title with Subadviser	Length of Service
Brian J. Pratt, CFA	General Partner and Lead Mid-Cap Analyst	Portfolio Manager of the Fund since March 2015

John G. Norman	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007

Martin L. Robinson, CFA	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007

In addition, information relating to Mr. VeZolles is hereby deleted from the table found in the WEDGE portion of the section entitled “Subadvisers and Portfolio Managers” on pages 130 of the Prospectus.

VANTAGEPOINT DISCOVERY FUND

Effective February 8, 2016, Jamie A. Rome no longer serves as a portfolio manager to the portion of the Vantagepoint Discovery Fund (“Discovery Fund”) managed by Wellington Management Company LLP (“Wellington”). Also on that date, Kenneth L. Abrams was added as a portfolio manager to the portion of the Discovery Fund managed by Wellington.

As a result of this change, the following replaces the table found in the section titled “Management — Subadviser” on page 31 of the Prospectus.

Name	Title with Subadviser	Length of Service
Daniel J. Fitzpatrick, CFA	Senior Managing Director, Equity Portfolio Manager, and Equity Research Analyst	Portfolio Manager of the Fund since November 2015

Kenneth L. Abrams	Senior Managing Director and Equity Portfolio Manager	Portfolio Manager of the Fund since February 2016

In addition, the following replaces the table found in the section titled “Portfolio Managers” for the Discovery Fund on page 132 of the Prospectus.

Name	Five Year Business History	Role in Fund Management
Daniel J. Fitzpatrick, CFA	Joined Wellington in 1998	Lead Portfolio Manager

Kenneth L. Abrams	Joined Wellington in 1986	Associate Portfolio Manager

Please retain this supplement for future reference.

SUPP-369-201602-1760

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THE VANTAGEPOINT FUNDS

Supplement dated February 12, 2016 to the Statement of Additional Information dated May 1, 2015, as revised January 4, 2016 and as supplemented

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any supplements thereto.

VANTAGEPOINT INFLATION FOCUSED FUND

Rajen Jadav no longer serves as a portfolio manager to the portion of the Vantagepoint Inflation Focused Fund managed by AllianceBernstein LP (“AB”).

As a result of this change, information relating to Mr. Jadav is hereby deleted from the table relating to AB within the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 92 of the SAI.

VANTAGEPOINT SELECT VALUE FUND

Paul M. VeZolles, a portfolio manager to the portion of the Vantagepoint Select Value Fund managed by WEDGE Capital Management, L.L.P. (“WEDGE”), retired from the firm and, therefore, no longer serves as a portfolio manager.

As a result of this change, information relating to Mr. VeZolles is hereby deleted from the table relating to WEDGE within the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 143 of the SAI.

VANTAGEPOINT GROWTH & INCOME FUND

The following should replace the information relating to Fiduciary Management, Inc. (“FMI”) in the Vantagepoint Growth & Income Fund subadvisory fee chart found on pg. 80 of the SAI.

Fund/Subadviser	Assets Managed	Fee	Amount Paid 12/31/12	Amount Paid 12/31/13	Amount Paid 12/31/14
Growth & Income Fund Subadviser(s)
FMI*	First $100 million Over $100 million	0.525% 0.400%	$1,231,975	$1,390,395	$1,626,583

*	On January 28, 2016, the fee schedule charged by FMI was replaced with the above fee schedule. Prior to this date, the fee schedule charged by FMI was: 0.32% for the first $100 million of assets managed, and 0.28% on assets managed over $100 million.

VANTAGEPOINT DISCOVERY FUND

Effective February 8, 2016, Jamie A. Rome no longer serves as a portfolio manager to the portion of the Vantagepoint Discovery Fund (“Discovery Fund”) managed by Wellington Management Company LLP (“Wellington”). Also on that date, Kenneth L. Abrams was added as a portfolio manager to the portion of the Discovery Fund managed by Wellington.

Therefore, the following information should be added to the table relating to Wellington within the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 144 of the SAI. In addition, the information relating to Mr. Rome within that same table is hereby deleted.

Wellington reported the following regarding other accounts managed by portfolio manager(s) as of December 31, 2015.

	Registered Investment Companies				Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number		Total Assets		Number	Total Assets	Number	Total Assets
Discovery Fund
Kenneth L. Abrams	4	*	$3,663,660,695	*	7	$931,736,516	1	$2,374,388,641

*	Wellington reported than 1 of these accounts with total assets of $3,358,278,684 has a performance-based fee.

The following should be added to the section titled “Portfolio Manager Ownership of Fund Shares” on page 157 of the SAI.

As of December 31, 2015, Mr. Abrams of Wellington did not own shares of the Discovery Fund.

INFORMATION ABOUT A FUND DIRECTOR AND OFFICER

The following should replace the information relating to Ms. Dorothy Hayes, a Director of The Vantagepoint Funds (the “Trust”), on pages 51-52 of the SAI.

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Dorothy D. Hayes (65)	Director, Audit Committee Member and Chair, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2019; Director since April 2013	Chair of the board of directors (February 2016-present), Former Chair of the Enterprise Risk Committee (2011-February 2016), Director and member of Executive Committee (2011-present) — First Tech Federal Credit Union; Director and Chair of the Finance Committee — American Leadership Forum — Silicon Valley (2011-present); Director (2010-present), Chair of the Audit Committee (2010-2013) and Chair of the Board of Directors (2012-present) — Silicon Valley FACES; Trustee, chair of the Finance Committee, member of the Executive Committee, and member of the Investment Committee — Computer History Museum (2006-present); Director and Chair of the Audit Committee — Range Fuels (development-stage biofuels company) (2008-2012); Director and Chair of the Finance Committee — Addison Avenue Federal Credit Union (2002-2010); Trustee — Foothills Foundation, Foothills Congregational Church (church foundation) (2004-present)	N/A

The following should replace the information relating to Mr. Christopher Chase, an Assistant Secretary of the Trust, on page 58 of the SAI.

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Christopher F. Chase (41)	Assistant Secretary	Since March 2015	Vice President (Securities Counsel) — ICMA Retirement Corporation (January 2016-present); Senior Counsel — ICMA Retirement Corporation (September 2012-December 2015); Attorney-Advisor — U.S. Securities and Exchange Commission, Division of Corporation Finance (September 2008-August 2012)	N/A

Please retain this supplement for future reference.

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